FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Income (Expenses), Net [Abstract]
Foreign currency gains (losses), net	$ (11)	$ (185)	$ (3,104)
Bank charges	(649)	(421)	(199)
Gain (Loss) from sales of marketable securities	78	(311)	(1,139)
FINANCIAL INCOME (EXPENSES), net	$ (582)	$ (917)	$ (4,442)